CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 12 – CONCENTRATIONS OF RISK

Contract Assets Concentrations

The following table sets forth information as to each customer that accounted for top 5 of the Company’s contract assets as of December 31, 2022 and 2021.

	For the years ended
Customers	December 31, 2022		December 31, 2021
	Amount $	%	Amount $	%
A	357,853	28	-	-
B	240,559	19	240,616	23
C	207,659	16	341,394	32
D	205,616	16	374,588	36
E	128,997	10	95,783	9

NOTE 12 – CONCENTRATIONS OF RISK (CONTINUED)

Retention Receivables Concentrations

The following table sets forth information as to each customer that accounted for top 5 of the Company’s retention receivables as of December 31, 2022 and 2021.

	For the years ended
Customers	December 31, 2022		December 31, 2021
	Amount $	%	Amount $	%
A	118,605	53	136,474	63
B	87,421	39	62,104	28
C	9,787	4	17,003	8
D	5,845	3	-	-
E	2,237	1	-	-
F	-	-	2,557	1

Customers Concentrations

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues as of December 31, 2022 and 2021.

	For the years ended
Customers	December 31, 2022		December 31, 2021
	Amount $	%	Amount $	%
A	2,023,154	49	-	-
B	636,467	15	-	-
C	490,940	12	1,313,900	32
D	356,516	9	1,367,752	33
E	155,649	4	-	-
F	-	-	476,884	12
G	-	-	264,558	6
H	-	-	201,190	5

The following table sets forth information as to each customer that accounted for top 5 of the Company’s account receivables as of December 31, 2022 and 2021.

	For the years ended
Customers	December 31, 2022		December 31, 2021
	Amount $	%	Amount $	%
A	641,109	58	-	-
B	158,047	14	170,960	25
C	135,430	12	308,154	45
D	52,571	5	-	-
E	35,319	3	-	-
F	-	-	93,102	14
G	-	-	53,481	8
H	-	-	43,159	6

NOTE 12 – CONCENTRATIONS OF RISK (CONTINUED)

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase as of December 31, 2022 and 2021.

	For the years ended
Suppliers	December 31, 2022		December 31, 2021
	Amount $	%	Amount $	%
A	513,533	16	315,760	10
B	383,152	12	-	-
C	255,586	8	-	-
D	252,014	8	-	-
E	222,456	7	-	-
F	-	-	361,030	11
G	-	-	293,494	9
H	-	-	234,358	7
I	-	-	214,423	7